UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22763

CPG Carlyle Commitments Fund, LLC

(Exact name of registrant as specified in charter)

660 Fifth Avenue

New York, New York 10103

(Address of principal executive offices) (Zip code)

Michael Mascis

c/o Central Park Advisers, LLC

660 Fifth Avenue

New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

CPG Carlyle Commitments Fund, LLC

Financial Statements
(Unaudited)

For the Period from April 1, 2024
to September 30, 2024

(Including the Financial Statements of
CPG Carlyle Commitments Master Fund, LLC)

CPG Carlyle Commitments Fund, LLC

Table of Contents
For the Period Ended September 30, 2024 (Unaudited)

Statement of Assets and Liabilities	1
Statement of Operations	2
Statements of Changes in Net Assets	3-4
Statement of Cash Flows	5
Financial Highlights	6-7
Notes to Financial Statements	8-12
Other Information	13
Financial Statements of CPG Carlyle Commitments Master Fund, LLC*	Appendix A

*

For a description of CPG Carlyle Commitments Master Fund, LLC, into which the CPG Carlyle Commitments Fund, LLC invests substantially all of its assets, please see the consolidated financial statements of the CPG Carlyle Commitments Master Fund, LLC, included in Appendix A hereto, which should be read in conjunction with the financial statements of the CPG Carlyle Commitments Fund, LLC.

CPG Carlyle Commitments Fund, LLC

Statement of Assets and Liabilities (Unaudited)

September 30, 2024

Assets
Investment in CPG Carlyle Commitments Master Fund, LLC, at fair value (cost $295,698,657)	$1,086,945,974
Due from CPG Carlyle Commitments Master Fund, LLC	33,590,900
Cash	8,097
Interest receivable	5,721
Capital Contributions receivable	13,721
Prepaid Directors’ and Officer fees	17,000
Prepaid expenses and other assets	22,482
Total Assets	1,120,603,895

Liabilities
Payable for shares repurchased	33,611,034
Tax expense payable	33,468,046
Sub-placement agent fee payable	1,959,049
Professional fees payable	172,797
Transfer agent fees payable	74,906
Directors’ and Officer fees payable	31,401
Accounting and administration fees payable	8,571
Deferred tax liability	33,936
Total Liabilities	69,359,740
Net Assets	$1,051,244,155

Composition of Net Assets:
Paid-in capital	$809,583,623
Total distributable earnings	241,660,532
Net Assets	$1,051,244,155

Net Assets Attributable to:
Class A Units	$586,363,057
Class I Units	464,881,098
$1,051,244,155
Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):
Class A Units	40,411,293
Class I Units	14,630,477
55,041,770
Net Asset Value per Unit:
Class A Units*	$14.51
Class I Units	$31.77

*	Class A Unit Investors may be charged a sales load (“placement fee”) up to a maximum of 3.50% on the amount they invest.

See accompanying Notes to Financial Statements and attached Consolidated Financial Statements of CPG Carlyle Commitments Master Fund, LLC.

1

CPG Carlyle Commitments Fund, LLC

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2024

Investment Income and Expenses Allocated from CPG Carlyle Commitments Master Fund, LLC
Dividend income	$1,298,242
Interest income	1,560,595
Expenses	(8,012,211)
Net Investment Income and Expenses Allocated from CPG Carlyle Commitments Master Fund, LLC	(5,153,374)

Expenses
Income Tax Expense	33,468,046
Sub-placement agent fee	1,897,847
Professional fees	708,142
Transfer agent Fees	146,789
Directors’ and Officer fees	75,401
Tax expense	10,500
Insurance expense	7,292
Other fees	159,438
Total Expenses	36,473,455

NET INVESTMENT LOSS	(41,626,829)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Other Foreign Currency Denominated Assets and Liabilities
Net realized gain/(loss) from:
Investments and other foreign currency denominated assets and liabilities	30,249,629
Net change in unrealized appreciation/(depreciation) on:
Investments and other foreign currency denominated assets and liabilities	1,072,197
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Other Foreign Currency Denominated Assets and Liabilities	31,321,826

Net Decrease in Net Assets Resulting from Operations	$(10,305,003)

See accompanying Notes to Financial Statements and attached Consolidated Financial Statements of CPG Carlyle Commitments Master Fund, LLC.

2

CPG Carlyle Commitments Fund, LLC

Statements of Changes in Net Assets (Unaudited)

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Changes in Net Assets Resulting from Operations
Net investment income/(loss)	$(41,626,829)	$6,224,279
Net realized gain from investments and other foreign currency denominated assets and liabilities allocated from CPG Carlyle Commitments Master Fund, LLC	30,249,629	68,642,443
Net change in unrealized appreciation/(depreciation) on investments and other foreign currency denominated assets and liabilities allocated from CPG Carlyle Commitments Master Fund, LLC	1,072,197	(7,173,539)
Net Change in Assets Resulting from Operations	(10,305,003)	67,693,183

Distributions to investors
Class A Units	—	(29,538,145)
Class I Units	—	(22,383,300)
Net Change in Net Assets from Distributions to Investors	—	(51,921,445)

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital contributions	1,914,877	5,145,099
Reinvested distributions	—	26,334,513
Capital withdrawals	(58,860,971)	(60,920,021)
Exchanges	62,259	(1,801,721)
Total Class A Units Transactions	(56,883,835)	(31,242,130)

Class I Units
Capital contributions	4,087,442	18,108,061
Reinvested distributions	—	19,327,621
Capital withdrawals	(32,471,237)	(35,639,973)
Exchanges	(62,259)	1,801,721
Total Class I Units Transactions	(28,446,054)	3,597,430
Net Change in Net Assets Resulting from Capital Transactions	(85,329,889)	(27,644,700)

Total Net decrease in Net Assets	(95,634,892)	(11,872,962)

Net Assets
Beginning of period	1,146,879,047	1,158,752,009
End of period	$1,051,244,155	$1,146,879,047

3

CPG Carlyle Commitments Fund, LLC

Statements of Changes in Net Assets (Unaudited) (Continued)

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Unit Activity
Class A Units
Capital contributions	129,679	347,679
Reinvested distributions	—	1,808,714
Capital withdrawals	(3,950,168)	(4,068,327)
Exchanges	4,573	(124,309)
Net Change in Class A Units Outstanding	(3,815,916)	(2,036,243)

Class I Units
Capital contributions	126,987	562,207
Reinvested distributions	—	609,415
Capital withdrawals	(994,077)	(1,098,639)
Exchanges	(2,113)	57,157
Net Change in Class I Units Outstanding	(869,203)	130,140

Total Change in Units Outstanding	(4,685,119)	(1,906,103)

See accompanying Notes to Financial Statements and attached Consolidated Financial Statements of CPG Carlyle Commitments Master Fund, LLC.

4

CPG Carlyle Commitments Fund, LLC

Statement of Cash Flows (Unaudited)

For the Six Months Ended September 30, 2024

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(10,305,003)
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Net realized gain on investments and other foreign currency allocated from CPG Carlyle Commitments Master Fund, LLC, net of income taxes	(30,249,629)
Net change in unrealized appreciation on investments and other foreign currency allocated from CPG Carlyle Commitments Master Fund, LLC, net of income taxes	(1,072,197)
Net Investment Income and expenses allocated from CPG Carlyle Commitments Master Fund, LLC	5,153,374
Subscriptions of interests in CPG Carlyle Commitments Master Fund, LLC	(4,226,988)
Sales of interests in CPG Carlyle Commitments Master Fund, LLC	92,623,503
Net sales of short-term investments	(1,782,610)
(Increase)/Decrease in assets:
Due from CPG Carlyle Commitments Master Fund, LLC	(8,355,953)
Interest receivable	(4,542)
Prepaid Directors’ and Officer fees	34,000
Prepaid expenses and other assets	(10,783)
Increase/(Decrease) in liabilities:
Tax expense payable	33,468,046
Sub-placement agent fee payable	919,932
Transfer agent fees payable	44,832
Accounting and administration fees payable	(18,627)
Professional fees payable	30,580
Directors’ fees payable	31,401
Deferred tax liability	33,936
Net cash provided by operating activities	76,313,272

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from capital contributions, including capital contributions received in advance	6,002,319
Payments for shares repurchased, net of increase in payable for shares repurchased	(82,307,494)
Net cash used in financing activities	(76,305,175)

Net Change in cash	8,097
Cash at beginning of year	$—
Cash at end of year	$8,097

See accompanying Notes to Financial Statements and attached Consolidated Financial Statements of CPG Carlyle Commitments Master Fund, LLC.

5

CPG Carlyle Commitments Fund, LLC

Financial Highlights

Class A Units

Per Unit Data and Ratios for a Unit of Beneficial Interest Outstanding Throughout the Year

	For the Six Months Ended September 30,		For the Years Ended March 31,
	2024 (Unaudited)		2024		2023		2022		2021		2020
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$14.69		$14.56		$15.58		$14.71		$11.41		$12.75
Activity from investment operations:(1)
Net investment income/(loss)(2)	(0.56)		0.04		(0.01	)(8)	(0.01)		(0.12)		(0.06)
Net realized and unrealized gain/(loss)	0.38		0.76		0.21		2.48		3.52		(1.07)
Total from investment operations	(0.18)		0.80		0.20		2.47		3.40		(1.13)

Distributions to investors
From net investment income	—		—		(0.03)		(0.21)		—		(0.21)
From net realized gains	—		(0.67)		(1.19)		(1.39)		(0.10)		—
Total distributions to investors	—		(0.67)		(1.22)		(1.60)		(0.10)		(0.21)

NET ASSET VALUE, END OF PERIOD	$14.51		$14.69		$14.56		$15.58		$14.71		$11.41

Net assets, end of period (in thousands)	$586,363		$649,825		$673,380		$695,112		$627,188		$584,860

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income/(loss)	(7.59	)%(3)(4)	0.27	%(3)	(0.07	)%(3)	(0.09	)%(3)	(0.94	)%(3)	(0.46	)%(3)
Total Expenses(5)	8.10	%(3)(4)	2.08	%(3)	2.05	%(3)	2.08	%(3)	2.07	%(3)	2.22	%(3)
Portfolio turnover rate (Master Fund)(6)	0.00%		0.00%		0.07%		0.01%		0.00%		2.79%
Total Return(7)	(1.24)%		5.59%		1.20%		17.43%		29.99%		(9.05)%

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average units outstanding during the period.

(3)	Includes tax expense ratio of 2.92% for the period ended September 30, 2024.

(4)	Net investment income/(loss) and total expenses are annualized for periods less than one full year.

(5)

Included in the above ratio are other expenses of 0.20% as of September 30, 2024, 0.27% as of March 31, 2024, 0.25% as of March 31, 2023, 0.26% as of March 31, 2022, 0.27% as of March 31, 2021, and 0.18% as of March 31, 2020.

(6)	Portfolio turnover rate for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(7)

Total return reflects the changes in net asset value and adjusted for cash flows related to capital contributions and withdrawals during the period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(8)

Net investment loss per share does not correlate to the aggregate net investment income and expenses allocated from CPG Carlyle Commitments Master Fund, LLC in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the Fund’s net income recorded throughout the period.

See accompanying Notes to Financial Statements and attached Consolidated Financial Statements of CPG Carlyle Commitments Master Fund, LLC.

6

CPG Carlyle Commitments Fund, LLC

Financial Highlights
Class I Units

Per Unit Data and Ratios for a Unit of Beneficial Interest Outstanding Throughout the Year

	For the Six Months Ended September 30,		For the Years Ended March 31,
	2024 (Unaudited)		2024		2023		2022		2021		2020
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$32.07		$31.58		$33.62		$31.53		$24.32		$27.01
Activity from investment operations:(1)
Net investment income/(loss)(2)	(1.14)		0.28		0.18		0.17		(0.09)		0.04
Net realized and unrealized gain/(loss)	0.84		1.67		0.42		5.36		7.52		(2.28)
Total from investment operations	(0.30)		1.95		0.60		5.53		7.43		(2.24)

Distributions to investors
From net investment income	—		—		(0.06)		(0.46)		—		(0.45)
From net realized gains	—		(1.46)		(2.58)		(2.98)		(0.22)		—
Total distributions to investors	—		(1.46)		(2.64)		(3.44)		(0.22)		(0.45)

NET ASSET VALUE, END OF PERIOD	$31.77		$32.07		$31.58		$33.62		$31.53		$24.32

Net assets, end of period (in thousands)	$464,881		$497,054		$485,372		$468,370		$385,706		$341,423

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income/(loss)	(7.00	)%(3)(4)	0.87	%(3)	0.54	%(3)	0.51	%(3)	(0.35	)%(3)	0.13	%(3)
Total Expenses(5)	7.50	%(3)(4)	1.49	%(3)	1.45	%(3)	1.47	%(3)	1.48	%(3)	1.61	%(3)
Portfolio turnover rate (Master Fund)(6)	0.00%		0.00%		0.07%		0.01%		0.00%		2.79%
Total Return(7)	(0.93)%		6.22%		1.79%		18.14%		30.79%		(8.48)%

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average units outstanding during the period.

(3)	Includes tax expense ratio of 2.92% for the period ended September 30, 2024.

(4)	Net investment income/(loss) and total expenses are annualized for periods less than one full year.

(5)

Included in the above ratio are other expenses of 0.20% as of September 30, 2024, 0.27% as of March 31, 2024, 0.25% as of March 31, 2023, 0.26% as of March 31, 2022, 0.27% as of March 31, 2021, and 0.18% as of March 31, 2020.

(6)	Portfolio turnover rate for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(7)

Total return reflects the changes in net asset value and adjusted for cash flows related to capital contributions and withdrawals during the period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying Notes to Financial Statements and attached Consolidated Financial Statements of CPG Carlyle Commitments Master Fund, LLC.

7

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited)

September 30, 2024

1.	ORGANIZATION

CPG Carlyle Commitments Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on June 1, 2013. The Fund’s investment objective is to seek attractive long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in the limited liability company interests (“Interests”) in CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”), a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act. The Master Fund invests predominantly (under normal circumstances, generally at least 80% of its assets) in the multiple alternative investment funds (“Investment Funds”), co-investments and direct investments sponsored by, or affiliated with The Carlyle Group L.P. and its affiliates with an emphasis on private equity funds as more fully described in the Fund’s Confidential Memorandum as amended or supplemented from time to time. Investments in Investment Funds are made in the form of capital commitments, which are called by Investment Funds over time. The Master Fund’s private equity investments, therefore, generally consist of both funded and unfunded commitments; however, only funded private equity commitments are reflected in the Fund’s net asset value. The Fund’s and Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to be responsible for the day-to-day management of the Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”), and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The Fund is a feeder fund in a master-feeder structure. As of September 30, 2024, the Fund owned an amount that rounded to 100.00% of the Interests in the Master Fund with the Adviser owning an amount that rounded to 0.00%.

The Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

The Fund offers two classes of units of beneficial interest (“Units”), Class A Units and Class I Units, which differ in their respective sales load (the “Placement Fee”) and Sub-Placement Agent Fee (as defined below). Each class of Units may be purchased as of the first business day of each calendar month based upon its respective then-current net asset value. Investors’ funds are held in escrow prior to each closing date. Class A Unit investors may be charged a Placement Fee up to a maximum of 3.50% on the amount they invest. No placement fee is charged on purchases of Class I Units. Class A Units are subject to an ongoing fee for distribution services and related sales support services (the “Sub-Placement Agent Fee”) at an annualized rate of 0.60% of the aggregate net assets of the Fund attributable to Class A Units. Class I Units are not subject to the Sub-Placement Agent Fee.

The Fund’s financial statements should be read in conjunction with the Master Fund’s financial statements, which are included as Appendix A.

8

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute annually to its investors substantially all of its net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to distribute sufficient income and gains each year so as to not be subject to U.S. Federal excise tax on certain undistributed amounts. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

For the taxable year ending September 30, 2024, the Fund did not satisfy the requirement that a Registered Investment Company (“RIC”) must derive at least 90% of its annual gross income from “qualifying income”. As a result, the Fund expects to be required to pay taxes equal to the amount of nonqualifying income in excess of 90% of its qualifying income for the year ended September 30, 2024. Nonetheless, the Fund expects to qualify as a RIC for U.S. federal income tax purposes pursuant to Internal Revenue Code Section 851(i). The Fund has accrued a tax liability in the amount of approximately $33,468,046 and the Fund has recorded the expense in the “Statement of Operations” under “Income tax expense”, with the corresponding liability recorded in the “Statement of Assets and Liabilities” under “Tax Expense Payable”.

The Fund has adopted a tax year end of September 30 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ended March 31, 2025, but after the Tax Year ended September 30, 2024, will be reflected in the notes to the Fund’s financial statements for the fiscal year ending March 31, 2025.

The cost of investments and the net unrealized appreciation/depreciation on investments as of September 30, 2024 are noted below:

Federal tax cost of investments	$882,926,106
Gross unrealized appreciation	212,185,534
Gross unrealized depreciation	—
Net unrealized appreciation/depreciation	212,185,534

The tax character of dividends and distributions paid during the period ended September 30, 2024 were as follows:

Long-term distribution	$51,921,445

For the period ended September 30, 2024, the Fund recorded the following reclassifications:

Paid-in capital	$(36,729,785)
Total distributable earnings	36,729,785

9

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

As of September 30, 2024, the components of distributable earnings/(loss) on a tax basis were as follows:

Undistributed long-term capital gains	$18,394,486
Accumulated capital and other losses	(16,474,287)
Unrealized appreciation/depreciation	239,740,333
Total tax basis accumulated deficit	$241,660,532

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. Tax Years 2021, 2022, 2023 and 2024 remain subject to examination by the U.S. taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period ended September 30, 2024, the Fund did not incur any interest or penalties.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Allocations from the Master Fund: In accordance with U.S. GAAP, the Fund, as the holder of Interests in the Master Fund, records in its financial statements its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation in the Master Fund.

Investment Transactions: Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Although the Fund bears its proportionate share of the management fees paid by the Master Fund, the Fund pays no direct management fee to the Adviser.

Dividends and distributions to Unit holders: Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are declared and distributed annually. The Fund records dividends and distributions to its Unit holders on ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per Unit of the Fund.

Multiple Classes of Units: All investors bear the common expenses of the Fund. Dividends are declared separately for each class. Income, non-class specific expenses and realized and unrealized gains and losses are allocated monthly to each class of Units based on the value of total Units outstanding of each class, without distinction between Unit classes. Expenses attributable to a particular class of Units, such as Sub-Placement Agent Fee, are allocated directly to that class.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

10

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment in the Master Fund: The Fund records its investment in the Master Fund at fair value, which is represented by the Fund’s Units held in the Master Fund valued at the per unit net asset value.

Valuation of Investment Funds held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

3. RELATED PARTY TRANSACTIONS AND OTHER

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended September 30, 2024 were $75,401, which is included in Directors’ and Officer Fees in the Statement of Operations.

During the period ended September 30, 2024, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $32,401 which is included in the Directors’ and Officer Fees in the Statement of Operations.

Certain officers and the interested director of the Fund are also Officers of the Adviser and are registered representatives of Delaware Distributors, L.P. (“DDLP”).

4.	ADMINISTRATION, CUSTODIAN FEES AND DISTRIBUTION

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serve as administrator (the “Administrator”) to the Fund and provide certain accounting, administrative, record keeping and investor related services. For their services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2024, the total administration fees were $0 which is included as Accounting and administration fees in the Statement of Operations, $8,571 of which was payable and is included as Accounting and administration fees payable in the Statement of Assets and Liabilities at September 30, 2024.

On March 24, 2022, the Board appointed DDLP as the placement agent (the “Placement Agent”) of the Fund, effective April 1, 2022. DDLP is, as of such date, an affiliate of the Adviser, both of which are indirect subsidiaries of Macquarie Management Holdings, Inc. (“Macquarie”). Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for distribution services and to provide related sales support services to Investors. The Fund’s Class A Units are charged a quarterly Sub-Placement Agent Fee at the annual rate of 0.60% of the net asset value of Class A Units, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Units). The Sub-Placement Agent Fee is charged on an aggregate class-wide basis, and Investors in Class A Units will be subject to the Sub-Placement Agent Fee regardless of how long they have held their Class A Units. The Sub-Placement Agent Fee is paid to the Placement Agent to reimburse it for payments made to sub-placement agents. Payment of the Sub-Placement Agent Fee is governed by the Fund’s Distribution Plan, which was adopted by the Fund, pursuant to the conditions of the exemptive order issued by the Securities and Exchange Commission (“SEC”), with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. For the period ended September 30, 2024, the total Sub-Placement Agent Fee was $1,897,847, of which $1,959,049 was payable at September 30, 2024. The Placement Agent is an affiliate of the Adviser and is an indirect subsidiary of Macquarie.

11

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2024

5.	REPURCHASE OF UNITS

Investors do not have the right to require the Fund to redeem their Units. To provide a limited degree of liquidity to Investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Fund offer to repurchase Units from Investors on a quarterly basis, with such repurchases to occur at the value of Units determined as of each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day each date is referred to as a “Tender Offer Valuation Date”)). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Fund. Each repurchase offer will generally commence approximately 60 days prior to the applicable Tender Offer Valuation Date and will be paid for approximately 35 days after the applicable Tender Offer Valuation Date. Since all or substantially all of the Fund’s assets will be invested in the Master Fund, the Fund does not expect to conduct a repurchase offer of Units unless the Master Fund contemporaneously conducts a repurchase offer of its Interests.

A 2.00% early repurchase fee is charged by the Fund with respect to any repurchase of Units from an Investor at any time prior to the day immediately preceding the first anniversary of the Investor’s purchase of such Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining investors. Repurchases of Fund units during the year ended September 30, 2024 are reflected as “Capital withdrawals” on the Statement of Changes in Net Assets.

Repurchase date	Repurchase Shares Class A	Repurchase Shares Class I	Repurchase dollars Class A	Repurchase dollars Class I
June 28, 2024	2,919,060	408,590	43,431,822	13,288,456
September 30, 2024	985,856	571,931	14,762,305	18,748,066

6.	INDEMNIFICATION

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. SUBSEQUENT EVENTS

Subsequent events after September 30, 2024 have been evaluated through the date the financial statements were issued. There were no events or material transactions through the date the financial statements were issued.

12

CPG Carlyle Commitments Fund, LLC

Other Information (Unaudited)

September 30, 2024

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund files its complete schedule of portfolio holdings with the SEC no more than 60 days after the Fund’s first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which replaced Form N-Q. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s Form N-Q filings (prior to the reporting period ending March 31, 2019) and Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group Entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

13

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Statements
(Unaudited)

For the Period from April 1, 2024
To September 30, 2024

CPG Carlyle Commitments Master Fund, LLC

Table of Contents
For the Period Ended April 1, 2024 to September 30, 2024 (Unaudited)

Consolidated Schedule of Investments	1-7
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Statement of Cash Flows	11
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	13-21
Other Information (Unaudited)	22

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)

September 30, 2024

Investment Funds (97.96%)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Co-Investments (10.24%)
Access Holdings (FPG II), L.P.(a)(b)	North America	Buyout	5/24/2024	$1,842,964	$1,557,999	0 .14%
Carlyle Beacon Partners, L.P.(a)	Asia/Pacific	Growth	9/28/2018	10,327,515	15,670,570	1 .44%
Carlyle Eagle Coinvestment, L.P.(a)	North America	Buyout	2/15/2018	4,350,112	31,248,555	2 .88%
Carlyle Fourmi Co-Investment, L.P.(a)	Asia/Pacific	Growth	6/29/2018	15,692,241	11,309,738	1 .04%
Carlyle Jumper Coinvestment, L.P.(a)(b)(c)	North America	Buyout	12/12/2023	11,939,749	13,035,135	1 .20%
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	Buyout	11/11/2016	143,119	269,531	0 .02%
Carlyle RDSL Coinvestment, L.P.(a)(c)	South America	Growth	9/30/2015	505,124	53,521	0 .00	%(d)
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	Growth	9/30/2015	9,565,027	8,516,110	0 .78%
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	Buyout	12/28/2017	0	582,910	0 .05%
Matador Co-Investment SCSp(a)(c)	Europe	Special Situations	9/30/2019	5,327,030	5,933,388	0 .55%
Nash Coinvestment, L.P.(a)(c)	Africa	Buyout	10/10/2017	83,677	756,660	0 .07%
Neptune Coinvestment, L.P.(a)(b)(c)	Europe	Buyout	6/23/2017	197,844	2,210,199	0 .20%
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	Growth	1/30/2018	14,308,022	20,183,004	1 .86%
Total Co-Investments				74,282,424	111,327,320

Primary Investments (55.81%)
AlpInvest Atom Fund (Onshore), L.P.(a)(c)	North America	Global	1/8/2022	16,857,955	20,997,898	1 .93%
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)(c)	North America	Buyout	11/13/2017	16,598,284	33,558,621	3 .09%
Carlyle Asia Partners Growth I, L.P.(a)(b)(c)	Asia/Pacific	Growth	5/23/2016	9,809,329	2,928,630	0 .27%
Carlyle Asia Partners IV, L.P.(a)(c)	Asia/Pacific	Buyout	5/25/2014	26,719,627	10,998,005	1 .01%
Carlyle Asia Partners V, L.P.(a)(c)	Asia/Pacific	Buyout	10/30/2017	82,228,040	96,029,712	8 .84%
Carlyle Asia Partners VI, L.P.(a)(b)(c)	Asia/Pacific	Buyout	3/6/2023	0	(1,470,052)	(0 .14)%
Carlyle Europe Partners V, L.P.(a)(c)	Europe	Buyout	4/23/2018	35,091,153	36,926,034	3 .40%
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	Growth	3/28/2015	9,108,869	8,156,690	0 .75%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	Growth	11/30/2018	19,387,861	23,913,659	2 .20%

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2024

Investment Funds (97.96%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Carlyle Europe Technology Partners V, S.C.Sp.(a)(b)(c)	Europe	Growth	3/11/2022	$24,717,092	$20,598,323	1 .90%
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	Buyout	6/30/2014	6,156,457	10,835,710	1 .00%
Carlyle Global Financial Services Partners III, L.P.(a)(c)	Global	Buyout	6/30/2017	24,711,749	34,446,028	3 .17%
Carlyle International Energy Partners II, S.C.Sp.(a)(c)	Global	Special Situations	11/30/2018	9,792,782	8,468,817	0 .78%
Carlyle International Energy Partners, L.P.(a)(c)	Global	Special Situations	3/12/2014	22,442,217	21,803,398	2 .01%
Carlyle Partners VI, L.P.(a)(c)	North America	Buyout	9/20/2013	6,799,126	4,891,645	0 .45%
Carlyle Partners VII, L.P.(a)(c)	North America	Buyout	11/29/2017	98,599,979	122,522,646	11 .28%
Carlyle Partners VIII, L.P.(a)(c)	North America	Buyout	9/10/2021	50,127,726	56,293,300	5 .18%
Coatue Growth Fund V-B, L.P.(a)(b)(c)	North America	Growth	3/31/2024	272,100	270,907	0 .02%
CVC Credit Partners Global Special Situations Fund II SCSP(a)(c)	Europe	Special Situations	6/6/2019	9,586,756	14,181,321	1 .31%
Golub Capital Partners 10, L.P.(a)(c)	North America	Credit	10/1/2016	12,889,332	13,360,668	1 .23%
Hunter Point Capital Structured Notes Issuer, LLC(a)(b)(c)	North America	Special Situations	12/30/2022	2,845,600	2,845,598	0 .26%
JLL Partners Fund VII, L.P.(a)(b)(c)	North America	Buyout	3/31/2016	5,082,039	10,416,382	0 .96%
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(c)	North America	Buyout	9/16/2019	2,961,398	4,132,909	0 .38%
Riverside Micro-Cap Fund VI, L.P.(a)(b)(c)	North America	Buyout	8/26/2021	8,114,110	8,152,358	0 .75%
Spring Bridge Partners, L.P.(a)(c)	North America	Buyout	9/17/2019	5,091,915	5,757,359	0 .53%
Tiger Global Private Investment Partners XV, L.P.(a)(b)(c)	North America	Growth	3/18/2022	9,583,794	6,594,182	0 .61%
Vitruvian Investment Partnership IV(a)(b)(c)	Europe	Growth	8/31/2020	10,018,259	11,343,245	1 .04%
Warburg Pincus Financial Sector II, L.P.(a)(b)(c)	North America	Growth	6/9/2022	12,426,101	16,764,590	1 .54%
Total Primary Investments				538,019,650	605,718,583

Secondary Investments (31.91%)
Access Holdings (FPG), L.P.(a)(b)	North America	Buyout	7/22/2021	8,376,341	3,634,231	0 .33%
AE Industrial Partners Extended Value Fund, L.P.(a)(b)(c)	North America	Buyout	6/2/2021	819,498	2,201,254	0 .20%
ASP Helios III, L.P.(a)(b)(c)	Europe	Buyout	4/29/2022	13,677,974	22,408,064	2 .06%
ASP Jordan, L.P.(a)(b)(c)	Europe	Buyout	4/21/2023	18,285,271	27,759,130	2 .56%
ASP Oyster, L.P(a)(b)(c)	Europe	Buyout	4/21/2023	15,360,000	20,688,096	1 .91%

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2024

Investment Funds (97.96%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Audax Private Equity Fund, L.P.(a)(b)	North America	Buyout	9/30/2016	$0	$3,490	0 .00	%(d)
Blue Point Capital Partners II, L.P.(a)(b)	North America	Growth	10/23/2020	0	118,921	0 .01%
Brazil Buyout Coinvestment, L.P.(a)	South America	Buyout	4/2/2014	82,978	0	0 .00	%(d)
Brentwood Associates Opportunities Fund, L.P.(a)(b)(c)	North America	Growth	4/1/2021	2,537,838	2,589,692	0 .24%
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	Buyout	12/30/2014	0	0	0 .00	%(d)
Carlyle Asia Partners IV Access Fund, LLC(a)(b)(c)	Asia/Pacific	Buyout	12/31/2018	4,779	1,033,401	0 .10%
Carlyle Asia Partners IV, L.P.(a)(c)	Asia/Pacific	Buyout	5/24/2017	5,968,816	23,340,321	2 .15%
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(c)	Europe	Growth	10/31/2017	139,816	27,045	0 .00	%(d)
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(b)(c)	North America	Growth	9/30/2016	0	18,348	0 .00	%(d)
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	Buyout	4/2/2014	799	70,292	0 .01%
Carlyle Europe Partners II, L.P.(a)(b)(c)	Europe	Buyout	7/1/2013	0	420,645	0 .04%
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	Buyout	4/2/2014	2,342,920	68,654	0 .01%
Carlyle Europe Technology Partners II, L.P.(a)(b)(c)	Europe	Growth	12/31/2018	0	3,449	0 .00	%(d)
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	Growth	1/24/2022	7,889,618	4,531,515	0 .42%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	Growth	1/24/2022	3,978,810	3,219,777	0 .30%
Carlyle Fourmi Co-Investment, L.P.(a)(b)	North America	Growth	1/18/2024	18,570,496	15,708,953	1 .45%
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	Buyout	12/31/2017	1,440,343	4,892,392	0 .45%
Carlyle Global Financial Services Partners, L.P.(a)(b)(c)	Global	Buyout	6/30/2014	0	74,383	0 .01%
Carlyle Infrastructure Partners, L.P.(a)(b)(c)	North America	Buyout	8/29/2014	1,418,216	444,400	0 .04%
Carlyle International Energy Partners, L.P.(a)(c)	Global	Special Situations	12/29/2017	5,491,877	3,936,548	0 .36%
Carlyle MENA Partners, L.P.(a)(c)	Middle East/North Africa	Buyout	9/28/2018	0	35,827	0 .00	%(d)
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	Credit	12/30/2015	7,568,929	2,615,189	0 .24%
Carlyle Partners V Coinvestment, L.P.(a)	North America	Buyout	4/2/2014	434,156	608,940	0 .06%
Carlyle Partners V, L.P.(a)(c)	North America	Buyout	6/28/2013	0	5,730,577	0 .53%

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2024

Investment Funds (97.96%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)	North America	Buyout	8/31/2014	$190,307	$34,196	0 .00	%(d)
Carlyle Partners VI, L.P.(a)(c)	North America	Buyout	7/6/2016	0	2,118,245	0 .20%
Carlyle Realty Partners VI, L.P.(a)(b)(c)	North America	Buyout	4/25/2018	119,415	79,964	0 .01%
Carlyle Strategic Partners II, L.P.(a)(b)(c)	North America	Special Situations	8/16/2013	2,205,745	0	0 .00	%(d)
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	Special Situations	4/2/2014	420	111,297	0 .01%
Carlyle U.S. Equity Opportunity Fund II Coinvestment, L.P.(a)	North America	Growth	3/15/2019	174	0	0 .00	%(d)
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)(c)	North America	Growth	3/20/2018	3,577,585	6,332,413	0 .58%
Carlyle U.S. Growth Fund III, L.P.(a)(b)(c)	North America	Growth	12/31/2018	0	93,453	0 .01%
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(b)(c)	North America	Buyout	9/30/2014	2,060,258	64,952	0 .01%
Cerberus Institutional Overseas IV, Ltd.(a)(b)(c)	North America	Special Situations	7/1/2018	0	143,993	0 .01%
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(c)	North America	Special Situations	10/17/2019	0	7,394	0 .00	%(d)
Cerberus International SPV, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	317,513	0 .03%
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	Special Situations	6/13/2016	0	173,261	0 .02%
Cerberus International, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	155,043	0 .01%
Coatue Growth Fund V(a)(b)(c)	North America	Growth	7/14/2023	1,244,453	2,030,115	0 .19%
DELTA-V PS, L.P.(a)(b)	Israel	Growth	5/1/2023	5,135,000	11,622,266	1 .07%
Euro Wagon II, L.P.(a)(b)	North America	Special Situations	7/1/2016	0	95,831	0 .01%
FB HA Holdings, L.P.(a)(b)	North America	Growth	8/30/2021	5,117,548	5,650,607	0 .52%
Harbinger Streamline Offshore Fund, L.L.C.(a)(b)	North America	Special Situations	7/1/2018	768,168	0	0 .00	%(d)
Icon Software Partners, L.P. (Class B)(a)(c)	North America	Growth	9/1/2020	173,759	10,479,630	0 .97%
JLL Partners Fund V, L.P.(a)(b)(c)	North America	Buyout	12/30/2015	1,884,003	1,951,040	0 .18%
Laverne Buyer Holdings I, LLC(a)(b)	North America	Growth	4/10/2018	0	486,117	0 .04%
Laverne Buyer Holdings II, LLC(a)(b)	North America	Growth	4/10/2018	0	268,232	0 .02%
Laverne Buyer Holdings III, LLC(a)(b)	North America	Growth	4/10/2018	4,812,405	3,802,844	0 .35%

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2024

Investment Funds (97.96%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Laverne Buyer Holdings V, LLC(a)(b)	North America	Growth	4/10/2018	$1,350,510	$1,609,827	0 .15%
LEP Opportunities II, L.P.(a)(b)(c)	North America	Buyout	7/6/2022	14,333,401	17,705,703	1 .63%
MENA Coinvestment, L.P.(a)	Middle East/North Africa	Buyout	4/2/2014	11,880	147,541	0 .01%
Neoma Private Equity Fund IV, L.P.(a)(b)(c)	Middle East/North Africa	Buyout	12/31/2017	5,842,428	2,998,854	0 .28%
New Enterprise Associates 10, L.P.(a)(b)	North America	Growth	4/5/2017	0	65,252	0 .01%
New Enterprise Associates 9, L.P.(a)(b)	North America	Growth	9/30/2016	0	22,024	0 .00	%(d)
Newport Global Opportunities Fund, L.P.(a)(b)	North America	Buyout	12/29/2014	8,158,631	4,523,863	0 .42%
OCM Opportunities Fund VII (Cayman), Ltd.(a)(b)	North America	Special Situations	10/17/2019	97,255	0	0 .00	%(d)
OCM Opportunities Fund VII, L.P.(a)(b)	North America	Special Situations	10/17/2019	8,734	0	0 .00	%(d)
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(b)(c)	North America	Special Situations	10/17/2019	531	0	0 .00	%(d)
Passero 18, L.P.(a)(b)(c)	North America	Buyout	6/22/2018	344,375	13,892,778	1 .28%
Pegasus WSJLL Fund, L.P.(a)(c)	North America	Buyout	12/15/2021	13,096,945	15,210,294	1 .40%
Presidio Investors Elv Continuation Fund, L.P.(a)(c)	North America	Buyout	12/16/2022	9,526,234	11,413,788	1 .05%
Revelstoke Epic Fund I, L.P.(a)(b)(c)	North America	Growth	8/26/2019	14,122,735	22,864,029	2 .11%
Riverside Micro-Cap Fund III, L.P.(a)(b)(c)	North America	Buyout	5/1/2019	0	6,775,127	0 .62%
Riverstone Global Energy and Power Fund V, L.P.(a)(c)	North America	Buyout	9/30/2014	10,487,513	834,823	0 .08%
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(b)(c)	North America	Buyout	9/30/2014	5,173,093	9,820	0 .00	%(d)
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(c)	North America	Buyout	11/12/2014	725,760	44,435	0 .00	%(d)
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,832,025	3,262,331	0 .30%
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	122,510	214,122	0 .02%
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,917,818	13,658,807	1 .26%
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	168,691	1,147,289	0 .11%
Styx International, Ltd. Series 1(a)(b)	North America	Credit	7/1/2018	163,573	277,048	0 .03%

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2024

Investment Funds (97.96%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Styx International, Ltd. Series 4(a)(b)	North America	Credit	7/1/2018	$77,126	$130,630	0 .01%
Styx International, Ltd. Series 5(a)(b)	North America	Credit	7/1/2018	35,720	60,500	0 .01%
Tiger Global XV(a)(b)(c)	North America	Growth	7/14/2023	2,388,760	3,297,091	0 .30%
TPG AAF Partners N-A, L.P.(a)(c)	North America	Buyout	6/22/2021	0	20,469	0 .00	%(d)
Varde Investment Partners L.P.(a)(b)	North America	Special Situations	9/30/2016	0	0	0 .00	%(d)
Vitruvian Inv. Partnership I Continuation Fund(a)(b)(c)	Europe	Growth	8/7/2019	5,653,701	9,916,808	0 .91%
Warburg Pincus Energy, L.P.(a)(b)(c)	North America	Buyout	9/28/2018	1,213,816	1,853,776	0 .17%
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	Growth	9/29/2017	14,599,779	11,576,054	1 .07%
Warrior Buyer Holdings, LLC(a)(b)	North America	Special Situations	10/2/2018	16,819,431	10,245,024	0 .94%
Total Secondary Investments				269,951,690	345,980,047
Total Investment Funds				$882,253,764	$1,063,025,950

Short-Term Investments (2.96%)	Cost	Fair Value
Money Market Funds (2.96%)
Fidelity Treasury Only Money Market Fund, 4.70%(e)	$7,415,923	$7,415,923
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 4.73%(e)	7,355,558	7,355,558
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 4.97%(e)	7,419,477	7,419,477
Morgan Stanley Institutional Liquidity Fund, Class I, 4.76%(e)	9,894,732	9,894,732
Total Money Market Funds	32,085,690	32,085,690
Total Short-Term Investments	$32,085,690	$32,085,690

Total Investments (100.92%)	$914,339,454	$1,095,111,640
Liabilities in Excess of Other Assets (-0.92%)		(9,948,276)
Net Assets (100.00%)		$1,085,163,364

See Note 3 in the accompanying Notes to the Consolidated Financial Statements.

(a)

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $1,063,025,950, which represents 97.96% of net assets as of September 30, 2024.

(b)	Non-income producing security.

(c)	The Fund held unfunded commitments in the investment as of September 30, 2024. Total unfunded commitments amount to $408,030,864 as of September 30, 2024.

(d)	Rounds to less than 0.005%

(e)	The rate shown is the annualized 7-day yield as of September 30, 2024.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2024

Investments as of September 30, 2024

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	10.24%
Primary Investments	55.81%
Secondary Investments	31.91%
Total Investment Funds	97.96%
Short-Term Investments
Money Market Fund	2.96%
Total Investments	100.92%
Liabilities in excess of other assets	(0.92%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Financial Statements.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)

September 30, 2024

Assets
Investments, at fair value (Cost $914,339,454)	$1,095,111,640
Cash	25,060,509
Cash denominated in foreign currencies (Cost $10,940,196)	11,213,283
Interest receivable	222,549
Receivable for investments sold	14,284
Capital contributions receivable, due from Feeder Fund	19,000
Prepaid Directors’ and Officer fees	17,000
Prepaid expenses and other assets	161,825
Total Assets	1,131,820,090

Liabilities
Payable for shares repurchased, due to Feeder Fund	33,590,900
Payable to Adviser	6,891,500
Payable for contributions to Investment Funds, not yet settled	5,535,989
Professional fees payable	252,894
Accounting and administration fees payable	107,903
Directors’ and Officer fees payable	31,401
Capital contributions received in advance	19,000
Accounts payable and other accrued expenses	227,139
Total Liabilities	46,656,726
Net Assets	$1,085,163,364

Composition of Net Assets
Paid-in capital	$295,783,799
Total distributable earnings	789,379,565
Net Assets	$1,085,163,364

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2024

Investment Income
Dividend income	$1,298,242
Interest income	1,560,595
Investment Income	2,858,837

Expenses
Management fee	6,891,500
Accounting and administration fees	445,760
Professional fees	302,255
Interest expense	192,500
Directors’ and Officer fees	75,401
Tax expense	48,035
Transfer agent Fees	47,175
Insurance expense	7,292
Other fees	2,293
Total Expenses	8,012,211

NET INVESTMENT LOSS	(5,153,374)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Other Foreign Currency Denominated Assets and Liabilities
Net realized gain from:
Investments	29,969,891
Forward foreign currency contracts	251,671
Foreign currency	28,067
Net change in unrealized appreciation/(depreciation) on:
Investments	851,273
Foreign currency Contracts	(52,163)
Foreign Currency	273,087
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Other Foreign Currency Denominated Assets and Liabilities	31,321,826

Net Increase in Net Assets Resulting from Operations	$26,168,452

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Changes in Net Assets Resulting from Operations
Net investment income/(loss)	$(5,153,374)	$11,433,944
Net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	30,249,629	68,642,443
Net change in unrealized appreciation/(depreciation) on investments and other foreign currency denominated assets and liabilities, net of income taxes	1,072,197	(7,173,539)
Net Change in Net Assets Resulting from Operations	26,168,452	72,902,848

Change in Net Assets Resulting from Capital Transactions
Capital contributions	4,226,988	20,569,674
Capital withdrawals	(93,293,266)	(108,952,656)
Net Change in Net Assets Resulting from Capital Transactions	(89,066,278)	(88,382,982)

Total Net Decrease in Net Assets	(62,897,826)	(15,480,134)

Net Assets
Beginning of period	1,148,061,190	1,163,541,324
End of period	$1,085,163,364	$1,148,061,190

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2024

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$26,168,452
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Net realized gain from investments	(29,969,891)
Net change in unrealized appreciation/(depreciation) on investments	(851,273)
Purchases of Investment Funds	(43,023,769)
Capital distributions received from Investment Funds	109,079,844
Net sales of short-term investments	40,239,873
(Increase)/Decrease in assets:
Interest receivable	129,071
Prepaid Directors’ and Officer fees	34,000
Prepaid expenses and other assets	(158,475)
Unrealized appreciation on forward foreign currency contracts	52,163
Increase/(Decrease) in liabilities:
Capital contributions received in advance	19,000
Payable to Adviser	3,381,626
Payable for Directors and officer fees	31,401
Accounting and administration fees payable	(5,868)
Professional fees payable	66,835
Accounts payable and other accrued expenses	176,777
Net cash provided by operating activities	105,369,766

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from capital contributions, net of change in contributions receivable	4,207,988
Payments for shares repurchased, net of change in payable for shares repurchased	(84,267,552)
Net cash used in financing activities	(80,059,564)

Net Change in cash	25,310,202
Cash, beginning of year	$10,963,590
Cash, end of year	$36,273,792
*Includes cash denominated in foreign currencies.

Reconciliation of cash at the beginning of the period to the Consolidated Statement of Assets and Liabilities:
Cash	$10,963,590
Cash denominated in foreign currencies	—
Cash, beginning of period	$10,963,590

Reconciliation of cash at the end of the period to the Consolidated Statement of Assets and Liabilities:
Cash	25,060,509
Cash denominated in foreign currencies	11,213,283
Cash, end of year	36,273,792

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense	$192,500

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Highlights

	For the Six Months Ended September 30,		For the Years Ended March 31,
	2024 (Unaudited)		2024	2023	2022	2021	2020
Net Assets:
Net assets, end of period (in thousands)	$1,085,163		$1,148,061	$1,163,541	$1,164,872	$1,014,108	$927,812

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income/(loss)(1)	(0.90	)%(2)	0.96%	0.61%	0.60%	(0.26)%	0.33%
Total expenses(3)	1.39	%(2)	1.37%	1.37%	1.37%	1.39%	1.42%
Portfolio turnover	0.00	%(4)	0.00%	0.07%	0.01%	0.00%	2.79%
Total return(5)	2.30	%(4)	6.33%	1.88%	18.22%	30.86%	(6.75)%

(1)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(2)	Net investment income/(loss) and total expenses are annualized for periods less than one full year.

(3)

Included in the above ratio are other expenses of 0.10% as of September 30, 2024, 0.17% as of March 31, 2024, 0.17% as of March 31, 2023, 0.17% as of March 31, 2022, 0.18% as March 31, 2021, and 0.25% as of March 31, 2020.

(4)	Not annualized.

(5)

Total return reflects the changes in net asset value and adjusted for cash flows related to capital contributions and withdrawals during the period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2024

1.	ORGANIZATION

CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund commenced operations on June 1, 2013. CPG TCG Acquisition Fund, LLC (“CPG TCG”), a wholly owned entity, is consolidated in the Master Fund’s consolidated financial statements. The Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Master Fund’s investment objective is to seek attractive long-term capital appreciation. The Master Fund seeks to achieve its investment objective by investing predominantly (under normal circumstances, generally at least 80% of its assets) in the multiple alternative investment funds (“Investment Funds”), co-investments (“Co-Investments”), and direct investments (“Direct Investments”) sponsored by, or affiliated with, The Carlyle Group L.P. and its affiliates, with an emphasis on private equity funds, as more fully described in the Feeder Fund’s (as defined below) Confidential Memorandum as amended or supplemented from time to time. Investments in Investment Funds are made in the form of capital commitments, which are called by Investment Funds over time. The Master Fund’s private equity investments, therefore, generally consist of both funded and unfunded commitments; however, only funded private equity commitments are reflected in the Master Fund’s net asset value (“NAV”).

Subject to the requirements of the 1940 Act, the business and affairs of the Master Fund shall be managed under the direction of the Master Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Master Fund and in its name, to do all things necessary and proper to carry out its duties under the Master Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Master Fund shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Master Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Master Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Master Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Master Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Master Fund’s valuation designee (the “Valuation Designee”). In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Master Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The Master Fund is a master investment portfolio in a master-feeder structure. CPG Carlyle Commitments Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests (“Interests”) of the Master Fund. As of September 30, 2024, the Feeder Fund owned an amount that rounded to 100.00% of the Master Fund’s Interests with the Adviser owning an amount that rounded to 0.00%.

Investors generally may purchase units of beneficial interest of the Feeder Fund as of the first business day of each calendar month. Purchase proceeds do not represent the Master Fund’s capital or become the Master Fund’s assets until the first business day of the relevant calendar month.

The Master Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Master Fund’s policy to be classified as a partnership for U.S. federal income tax purposes. Each investor in the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses and the realized and unrealized gains or losses of the Master Fund. The Master Fund is expected to incur taxable income upon realization of some of its investments. As of September 30, 2024, the Master Fund does not have a deferred tax liability included in the Consolidated Statement of Assets and Liabilities. No other U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the investors are individually liable for the taxes on their allocated share of such income or gains of the Master Fund.

The Master Fund has adopted a tax-year end of September 30. The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2024, the tax years from the year 2020 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current year. The Master Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2024, the Master Fund did not incur any interest or penalties.

Cash: Cash consists of monies and interest paying deposit accounts held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund.

Short-Term Investments: Short-term investments represent investments in high quality money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation and repurchase agreements.

Forward Foreign Currency Contracts: A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Master Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Master Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Master Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Consolidated Statement of Assets and Liabilities as a receivable or payable and in the Consolidated Statement of

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Consolidated Statement of Operations (if applicable). The average volume of the Foreign Currency Contracts held in the Fund as of 9/30/24 was (11,407,964).

Investment Transactions: The Master Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of redemption. Dividend income is recorded on ex-date and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds are received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Consolidation of Subsidiary: The consolidated financial statements include the financial position and the results of operations of the Master Fund and its wholly owned subsidiary, CPG TCG, a Delaware limited liability company. The wholly owned subsidiary has the same investment objective as the Master Fund. CPG TCG is taxed as a corporation and used when the Master Fund has determined that owning certain Investment Funds within a domestic limited liability company structure would not be beneficial. As of September 30, 2024, the total value of investments held by the subsidiary is $17,177,793 or 1.58% of the Master Fund’s net assets.

Fair Value of Financial Instruments: The fair value of the Master Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Master Fund values its investments in Investment Funds at fair value in accordance with FASB ASC, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

3.	PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Master Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

3.	PORTFOLIO VALUATION (continued)

assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The private equity Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and Co-Investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below and as may be determined, from time to time, pursuant to policies adopted by the Adviser. The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. ASC 820 provides for the use of NAV (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain criteria are met. As such, the Master Fund’s Valuation Committee oversees the valuation process of the Master Fund’s investments. The Valuation Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s consolidated financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Master Fund’s interest in such Investment Fund.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

3.	PORTFOLIO VALUATION (continued)

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. Direct investments are valued based either on information supplied by the sponsor, or by a third party valuation agent.

The following table represents the inputs used to value the investments at fair value on the Consolidated Statement of Assets and Liabilities within the valuation hierarchy as of September 30, 2024:

	Level 1	Level 2*	Level 3*	Investments Measured at Net Asset Value(1)	Total
Investments
Investments in Private Investment Funds	$—	$—	$—	$1,063,025,950	$1,063,025,950
Short-Term Investments	32,085,690	—	—	—	32,085,690
Total Investments	$32,085,690	$—	$—	$1,063,025,950	$1,095,111,640

*	The Fund did not hold level 2 or level 3 securities at period end

(1)

These investments are presented for reconciliation purposes and are not required to be categorized in the fair value hierarchy since they are measured at net asset value, without adjustment, as permitted as a practical expedient.

The Master Fund’s private equity investments financing stage with their corresponding unfunded commitments and other attributes, as of September 30, 2024, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$ 676,245,413	$ 279,315,054	Up to 10 years	None	N/A	N/A
Growth Capital	Non-control investments in established companies with strong growth characteristics	262,637,630	84,921,407	Up to 10 years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	124,142,907	43,794,403	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified financing stage. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The following is a summary of investment strategies of the Investment Funds held by the Master Fund as of September 30, 2024.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

3.	PORTFOLIO VALUATION (continued)

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

Buyouts: Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

Growth Capital: Typically involves non-control investments in established companies with strong growth characteristics. Companies that receive growth capital investments typically have established customers and mature business models.

Special Situations: A broad range of private equity investments, which vary in terms of level of control, including mezzanine, distressed debt, energy/utility investments and turnarounds.

Types of private equity investments that the Master Fund may make include:

Primary Investments. Primary investments (primaries) are interests or investments in newly established private equity funds. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period.

Secondary Investments. Secondary investments (secondaries) are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

Co-Investment/Direct Investments. Co-Investments are investments in an operating company that are typically held through a third party investment vehicle formed by a private equity sponsor or other institutional investor and are typically made alongside the sponsor’s (on behalf of its fund) or institutional investor’s investment in the operating company. Direct Investments involve holding an interest in securities issued by an operating company directly and not through a third-party investment vehicle. Such investments typically are made as investments in operating companies where private equity funds or other institutional investors are active investors, and are usually structured such that the private equity fund or institutional investors, as the case may be, and the lead investors, if any, collectively hold a significant interest in the operating company.

4. RELATED PARTY TRANSACTIONS

As of September 30, 2024, the Master Fund and CPG TCG had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Master Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Master Fund pays the Adviser a monthly fee (the “Management Fee”) computed and payable monthly, at the annual rate of 1.20% of the Master Fund’s net asset value. “Net asset value” means, for any month, the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date and calculated before giving effect to any repurchase of shares on such date and before any reduction for any fees and expenses of the Master Fund. The Management Fee shall be prorated for any period of less than a month based on the number of days in such period. During the period ended September 30, 2024, the Adviser earned $6,891,500 of Management Fee which is included in the Consolidated Statement of Operations, of which $6,891,500 was payable at September 30, 2024 and is included in Payable to Adviser in the Consolidated Statement of Assets and Liabilities.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

4. RELATED PARTY TRANSACTIONS (continued)

custodial fees; costs of computing the Master Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person”, as defined by the 1940 Act, of the Master Fund (the “Independent Directors”) receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Master Fund related to Independent Directors for the period ended September 30, 2024 was $75,401, which is included in Directors’ and Officer Fees in the Consolidated Statement of Operations.

During the period ended September 30, 2024, the Master Fund incurred a portion of the annual compensation of the Master Fund’s Chief Compliance Officer in the amount of $31,401, which is included in Directors’ and Officer Fees in the Consolidated Statement of Operations.

Certain officers and the interested director of the Master Fund are also Officers of the Adviser and CPG TCG, and are registered representatives of Delaware Distributors, L.P.

5. ADMINISTRATION AND CUSTODIAN FEES

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serve as administrator (the “Administrator”) to the Master Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Master Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2024, the total administration fees were $445,760 which is included in Accounting and administration fees in the Consolidated Statement of Operations, of which $107,903 was payable at September 30, 2024 and is included in Accounting and administration fees payable in the Consolidated Statement of Assets and Liabilities.

UMB Bank, N.A. serves as the primary custodian of the assets of the Fund.

6. INVESTMENTS

For the period ended September 30, 2024, total purchases or capital contributions to, and total proceeds from redemptions or other dispositions of investments, excluding short-term investments, amounted to $47,998,289 and $75,878,691, respectively.

The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Investment Funds. The Master Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2024.

The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, generally subject to a preferred return and a claw back.

7. ALLOCATION OF INVESTORS’ CAPITAL

As of the last day of each Fiscal Period (as defined below), any net profit or net loss for the Fiscal Period shall be allocated among and credited to or debited against the capital accounts of the investors in accordance with their respective Master Fund percentages for such Fiscal Period. Fiscal Period means the period commencing on the first date on or as of which an investor other than the organizational investor or the Adviser is admitted to the Master Fund, and thereafter each period commencing on the day immediately following the last day of the preceding Fiscal Period, and ending at the close of business on the first to occur of the following dates: (1) the last day of a fiscal year; (2) the day preceding any day as of which a contribution to the capital of the Master Fund is made; (3) the day as of which the Master Fund repurchases any Interest or portion of an Interest of any member;

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

7. ALLOCATION OF INVESTORS’ CAPITAL (continued)

(4) the day as of which the Master Fund admits a substituted investor to whom an Interest (or portion thereof) of an investor has been transferred (unless there is no change of beneficial ownership); or (5) any other day as of which the LLC Agreement provides for any amount to be credited to or debited against the capital account of any investor, other than an amount to be credited to or debited against the capital accounts of all investors in accordance with their respective investment percentages.

8. REPURCHASE OF INVESTORS’ INTERESTS

Investors do not have the right to require the Master Fund to redeem their Interests or portion thereof. To provide a limited degree of liquidity to investors, the Master Fund may, from time to time, offer to repurchase Interests or portions thereof pursuant to written tenders by investors. Repurchases will be made at such times, in such amount and on such terms as determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Interests, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Master Fund offer to repurchase Interests from investors on a quarterly basis, with such repurchases to occur at the value of Interests determined as of each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Master Fund. Each repurchase offer will generally commence approximately 60 days prior to the applicable Tender offer valuation date and be paid for approximately 35 days after the applicable Tender offer valuation date. Repurchases of Fund units during the period ended September 30, 2024 are reflected as “Capital withdrawals” on the Consolidated Statement of Changes in Net Assets.

Repurchases for the period ended September 30, 2024:

Repurchase date	Repurchase Shares Class A	Repurchase Shares Class I	Repurchase dollars Class A	Repurchase dollars Class I
June 28, 2024	2,919,060	408,590	43,431,822	13,288,456
September 30, 2024	991,233	571,932	14,842,818	18,748,082

Repurchases of Fund units during the period ended September 30, 2024 are reflected as “Capital withdrawals” on the Statement of Changes in Net Assets.

9. INDEMNIFICATION

Under the Master Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the ordinary course of business, the Master Fund may enter into contracts or agreements that contain indemnification or warranties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

10. LINE OF CREDIT

The Master Fund maintained a revolving credit facility (the “Facility”) with Flagstar with a maximum borrowing amount of $50,000,000 which is secured by certain interests in Investment Funds. A fee of 0.25% per annum was payable monthly in arrears on the unused portion, while the interest rate charged on borrowings in the case of Term AMERIBOR Loans was the AMERIBOR forward-looking benchmark rate plus 2.00% and in the case of Prime Rate Loans was the rate of interest per annum publicly announced or determined from time to time by Flagstar as its prime rate in effect. As of September 30, 2024, the Master Fund had no borrowings outstanding.

The Master Fund entered into a new credit facility on July 8, 2024 with Barclays Bank PLC (“Barclays”) with a maximum borrowing amount of $75,000,000. The commitment fee on the daily unused loan balance of the Line of Credit accrues at 1.10%. For the period ended September 30, 2024, the Master Fund did not borrow under the Facility.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

11. SUBSEQUENT EVENTS

Subsequent events after September 30, 2024 have been evaluated through the date the consolidated financial statements were issued. There were no events or material transactions through the date the consolidated financial statements were issued.

CPG Carlyle Commitments Master Fund, LLC

Other Information (Unaudited)

September 30, 2024

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Master Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Master Fund files its complete schedule of portfolio holdings with the SEC no more than 60 days after the Master Fund’s first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which replaced Form N-Q. For the Master Fund, this would be for the fiscal quarters ending June 30 and December 31. The Master Fund’s Form N-Q filings (prior to the reporting period ending March 31, 2019) and Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group Entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable during the period covered by this report.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) None.

(a)(4) None.

(a)(5) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Carlyle Commitments Fund, LLC

By (Signature and Title)*	/s/ Michael Mascis

Michael Mascis
(Principal Executive Officer)

Date	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Mascis

Michael Mascis
(Principal Executive Officer)

Date	December 9, 2024

By (Signature and Title)*	/s/ Trishamarie Chan

Trishamarie Chan
(Principal Accounting Officer)

Date	December 9, 2024

*	Print the name and title of each signing officer under his or her signature.